Semi-Annual Report                                        [GRAPHIC OMITTED]
June 30, 2002                                             NEUBERGER BERMAN




                                Neuberger Berman
                                Advisers
                                Management
                                Trust


--------------------------------------------------------------------------------


                                Socially
                                Responsive
                                Portfolio






B0738 08/02

Socially Responsive Portfolio   Managers' Commentary
----------------------------------------------------


The AMT Socially Responsive Portfolio ended the first half of 2002 with a loss (-7.05%), trailing the Russell 1000 Value Index (-4.78%), but outperforming the S&P 500 (-13.15%) by a significant margin. We got off to a good start in 2002, posting a positive return and outperforming the S&P 500 in the first quarter. However, we were unable to hold onto gains as the market sold off in the second quarter in response to geopolitical tensions, renewed fear about terrorism, and a crisis in confidence spawned by yet another massive corporate accounting scandal (WorldCom). 1,2

Investments in the healthcare sector, most notably top performing managed care company UnitedHealth Group, had the most favorable impact on Portfolio returns. Our one utilities sector investment, Keyspan Corp, also contributed, making our top-ten performance list. Keyspan is a gas distributor and electric power generator in the New York metropolitan area, where demand for natural gas and electricity remained strong during the economic downturn. Keyspan has been recognized for its excellent environmental record and commitment to providing clean energy. This has helped speed up the permitting process for new plants, allowing the company to add incremental power generating capacity. This is yet another example of a company being rewarded for good corporate citizenship. Highlighted by Pepsi Bottling, our consumer staples sector investments also produced positive returns.

Although our investments in the information technology (IT) sector materially outperformed the IT component in the S&P 500, they penalized overall returns in this reporting period. Our worst performer, specialty semiconductor manufacturer Lattice Semiconductor, sold off sharply after warning that near-term results would not meet consensus expectations due to weak end-market demand. We continue to hold Lattice, a well-managed company in a technology niche (programmable logic chips) as we believe it has excellent long-term secular growth prospects. However, we will probably have to wait for demand to firm in the end-market before Lattice's state-of-the-art products and enviable market position begin paying off with improving earnings.

Presently, the consensus view is that technology spending may not increase significantly until 2003 and that tech stocks may continue to lag. In this instance, the consensus view may be accurate. However, we think the stocks of technology companies with strong new product cycles, product or cost oriented market advantages, and increasing market shares offer exceptional investment opportunity and that our patience in the tech sector will be rewarded in the year ahead. Dell Computer is a good example. Dell is already the most cost efficient marketer of personal computers. It is now extending its low cost manufacturing and distribution business model into the server, storage, and networking equipment markets. We believe Dell will succeed in capturing market share in these new end-markets. As information technology spending recovers, we believe that Dell is particularly well positioned to generate significant incremental revenues and profits from its broadened product line.

Our consumer discretionary sector holdings collectively performed poorly, primarily due to

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


sharp declines in cable operator Comcast and the cable network holding company Liberty Media. We think Comcast was an innocent victim of Adelphia Communications' bankruptcy, which tainted all cable TV operators. Liberty Media was punished due to its large investments in publicly traded media stocks such as AOL Time Warner, which sold off in this weak environment for advertising supported media. Advertising supported media companies should do much better in the next 12 months as the economy continues to recover and corporate ad budgets are restored. Liberty Media also owns interests in several private cable networks, the most significant of which are the Discovery Channel, the QVC Network, and Starz Encore Group, which are doing quite well. Liberty Media has significant financial liquidity and management expertise that they can use to take advantage of some of the current bargains in the media sector. Based on asset values, we believe Liberty Media is itself a great bargain.

Looking ahead, our economic outlook hasn't changed. Almost all the data confirms our belief that the economy is back on the growth path. We believe second quarter earnings will show improvement, and third and fourth quarter earnings will be better still. However, it is difficult to determine when investors will begin to respond to good economic and earnings news. In first half of 2002, with only one exception, companies in our Portfolio lived up to our expectations on an operating basis. This failed to interest investors unnerved by corporate scandals and the realization that Wall Street research is tainted by investment banking relationships. It may take some time before investors regain confidence in corporate America and Wall Street, and begin to refocus on favorable economic and earnings trends. When that happens, we believe the companies in our Portfolio will be rewarded for their progress.

Sincerely,

/s/ Janet Prindle
/s/ Arthur Moretti

JANET PRINDLE AND
ARTHUR MORETTI
PORTFOLIO CO-MANAGERS

1. (6.53%) and 0.52% were the average annual total returns for the 1-year and since inception (2/18/99) periods ended June 30, 2002. It may be easier to achieve higher returns in a small fund than in a larger fund. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and distributions. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed may be worth more or less than original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.


2. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Russell 1000 (Registered Trademark) Index measures the performance of the 1,000 largest companies in the Russell 3000 (Registered Trademark) Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Schedule of Investments   Socially Responsive Portfolio
-------------------------------------------------------

Number of Shares                                    Market Value+
Common Stocks (96.9%)

Chemicals (3.2%)
   2,300     Praxair, Inc.                           $  131,031

Communications (9.9%)
   5,700     Comcast Corp. Class A Special              135,888*
  20,000     Liberty Media                              200,000*[L]
   4,700     Vodafone Group ADR                          64,155
                                                     ----------
                                                        400,043
Consumer Goods & Services (2.1%)
   1,385     Kimberly-Clark                              85,870

Diversified (2.8%)
   1,710     Danaher Corp.                              113,458

Energy (8.0%)
   2,100     Baker Hughes                                69,909
   1,635     BP PLC ADR                                  82,551
   4,615     Newfield Exploration                       171,540*[L]
                                                     ----------
                                                        324,000
Financial Services (8.5%)
   4,560     Citigroup Inc.                             176,700
   2,700     Lehman Brothers Holdings                   168,804
                                                     ----------
                                                        345,504
Food & Beverage (2.8%)
   3,700     Pepsi Bottling Group                       113,960

Health Care (8.8%)
   1,930     Johnson & Johnson                          100,862
   3,000     MedImmune, Inc.                             79,200*
   1,910     UnitedHealth Group                         174,860
                                                     ----------
                                                        354,922
Insurance (6.6%)
   2,155     Progressive Corp.                          124,667
   4,400     Willis Group Holdings                      144,804*
                                                     ----------
                                                        269,471
Oil & Gas (3.0%)
   3,400     Helmerich & Payne                          121,448

Real Estate (7.5%)
   4,775     Equity Office Properties Trust             143,727
   5,600     Equity Residential Properties Trust        161,000
                                                     ----------
                                                        304,727
Retail (6.0%)
   6,300     Mattel Inc.                                132,804
   2,945     Target Corp.                               112,204
                                                     ----------
                                                        245,008
Retail Grocery (3.5%)
   4,660     Albertson's Inc.                           141,944[L]

Technology (15.7%)
   5,600     Dell Computer                              146,384*
  10,400     Lattice Semiconductor                       90,896*
   4,300     National Instruments                       140,008*
   3,060     Synopsys, Inc.                             167,719*[L]
   3,900     Teradyne, Inc.                              91,650*[L]
                                                     ----------
                                                        636,657
Transportation (3.5%)
   2,700     Canadian National Railway                  139,860

Utilities (5.0%)
   5,360     KeySpan Corp.                              201,804

Total Common Stocks (Cost $3,977,371)                 3,929,707
                                                     ----------
Warrants (0.0%)
   2,900     Dime Bancorp (Cost $758)                       290*
                                                     ----------
Principal Amount

Repurchase Agreements (4.3%)
$176,000     State Street Bank and Trust Co.
               Repurchase Agreement, 1.90%, due
               7/1/02, dated 6/28/02, Maturity
               Value $176,028, Collateralized by
               $180,000 Federal Home Loan Bank,
               Bonds, 6.00%, due 8/15/02
               (Collateral Value $184,893)
               (Cost $176,000)                          176,000#
                                                     ----------




Short-Term Investments (14.9%)
 603,625     N&B Securities Lending Quality
               Fund, LLC (Cost $603,625)                603,625#
                                                     ----------
Total Investments (116.1%)
(Cost $4,757,754)                                     4,709,622##

Liabilities, less cash, receivables and other
  assets [(16.1%)]                                     (654,560)
                                                     ----------
Total Net Assets (100.0%)                            $4,055,062
                                                     ----------


See Notes to Schedule of Investments   5

Notes to Schedule of Investments   Socially Responsive Portfolio
----------------------------------------------------------------


+ Investment securities of the Fund are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#     At cost, which approximates market value.

## At June 30, 2002, the cost of investments for U.S. Federal income tax purposes was $4,757,754. Gross unrealized appreciation of investments was $246,961 and gross unrealized depreciation of investments was $295,093, resulting in net unrealized depreciation of $48,132, based on cost for U.S. Federal income tax purposes.

*     Non-income producing security.

[L] All or a portion of this security is on loan (see Note A of Notes to Financial Statements).





See Notes to Financial Statements      6

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Statement of Assets and Liabilities
-----------------------------------

                                                                                      -----------------
                                                                                            Socially
                                                                                          Responsive
Neuberger Berman Advisers Management Trust                                                 Portfolio
Assets
  Investments in securities, at market value* (Note A)--see Schedule of Investments      $ 4,709,622
-------------------------------------------------------------------------------------------------------
  Cash                                                                                           674
-------------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                            7,122
-------------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                                239
-------------------------------------------------------------------------------------------------------
  Receivable from administrator--net (Note B)                                                  5,377
-------------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                               91
=======================================================================================================
Total Assets                                                                               4,723,125
=======================================================================================================
Liabilities
  Payable for collateral on securities loaned (Note A)                                       603,625
-------------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                            50,633
-------------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                             3,245
-------------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                       1,773
-------------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                          8,787
=======================================================================================================
Total Liabilities                                                                            668,063
=======================================================================================================
Net Assets at value                                                                      $ 4,055,062
=======================================================================================================
Net Assets consist of:
  Paid-in capital                                                                        $ 4,270,780
-------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                    (809)
-------------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                    (166,780)
-------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                         (48,129)
=======================================================================================================
Net Assets at value                                                                      $ 4,055,062
=======================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                            404,612
-------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                                 $     10.02
=======================================================================================================
*Cost of Investments                                                                     $ 4,757,754
=======================================================================================================


See Notes to Financial Statements      7


     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


Statement of Operations
-----------------------
                                                                                  ----------------
                                                                                       Socially
                                                                                     Responsive
Neuberger Berman Advisers Management Trust                                            Portfolio
Investment Income

Income:
Dividend income                                                                      $   26,190
--------------------------------------------------------------------------------------------------
Interest income (Note A)                                                                  2,646
--------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                            (294)
==================================================================================================
Total income                                                                             28,542
==================================================================================================
Expenses:
Investment management fee (Note B)                                                       10,833
--------------------------------------------------------------------------------------------------
Administration fee (Note B)                                                               5,909
--------------------------------------------------------------------------------------------------
Auditing fees                                                                               254
--------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                   9,733
--------------------------------------------------------------------------------------------------
Insurance expense                                                                            16
--------------------------------------------------------------------------------------------------
Legal fees                                                                                  437
--------------------------------------------------------------------------------------------------
Shareholder reports                                                                      10,424
--------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                              17,029
--------------------------------------------------------------------------------------------------
Miscellaneous                                                                               641
==================================================================================================
Total expenses                                                                           55,276
Expenses reimbursed by administrator and reduced by custodian fee expense offset
    arrangement (Note B)                                                                (25,129)
==================================================================================================
Total net expenses                                                                       30,147
==================================================================================================
Net investment income (loss)                                                             (1,605)
==================================================================================================
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                                  (43,377)
--------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
    Investment securities (Note A)                                                     (244,665)
    ----------------------------------------------------------------------------------------------
    Foreign currency (Note A)                                                                 3
    ==============================================================================================
Net gain (loss) on investments                                                         (288,039)
==================================================================================================
Net increase (decrease) in net assets resulting from operations                      $ (289,644)
==================================================================================================




See Notes to Financial Statements      8

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Statement of Changes in Net Assets
----------------------------------


                                                                              Socially Responsive Portfolio
Neuberger Berman Advisers Management Trust                                -------------------------------------

                                                                              Six Months         Year Ended
                                                                                   Ended       December 31,
                                                                           June 30, 2002               2001
                                                                             (Unaudited)
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)                                                  $   (1,605)      $        796
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                          (43,377)            (9,399)
---------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments             (244,662)           (14,737)
===============================================================================================================
Net increase (decrease) in net assets resulting from operations                 (289,644)           (23,340)
===============================================================================================================
From Fund Share Transactions:
Proceeds from shares sold                                                      1,546,340          7,937,996
---------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                    (839,372)        (6,485,666)
===============================================================================================================
Net increase (decrease) from Fund share transactions                             706,968          1,452,330
===============================================================================================================
Net Increase (Decrease) in Net Assets                                            417,324          1,428,990
Net Assets:
Beginning of period                                                            3,637,738          2,208,748
===============================================================================================================
End of period                                                                 $4,055,062       $  3,637,738
===============================================================================================================
Accumulated undistributed net investment income (loss) at end of period       $     (809)      $        796
===============================================================================================================
Number of Fund Shares:
Sold                                                                             148,142            718,407
---------------------------------------------------------------------------------------------------------------
Redeemed                                                                         (80,848)          (578,904)
===============================================================================================================
Net increase (decrease) in shares outstanding                                     67,294            139,503
===============================================================================================================



See Notes to Financial Statements      9

Notes to Financial Statements   Socially Responsive Portfolio
-------------------------------------------------------------


Note A--Summary of Significant Accounting Policies:


1 General: Socially Responsive Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of nine separate operating series (the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

    The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

    Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Socially Responsive Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Socially Responsive Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Socially Responsive Investments.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


6 Dividends and distributions to shareholders: Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($68,805 expiring in 2008, determined as of December 31, 2001), it is the policy of the Fund not to distribute such gains.

    The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

7 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

8 Security lending: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At June 30, 2002, the value of the securities loaned, the value of the collateral and the income earned on loaned securities during the six months ended June 30, 2002 were $591,790, $603,625 and $417, respectively.

9 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

10 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Notes to Financial Statements   Socially Responsive Portfolio cont'd
--------------------------------------------------------------------


11 Income recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide became effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a significant effect on the financial statements.

    Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

    Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

    The Fund retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

    Prior to June 7, 2001, the Fund paid Management a fee for investment management services at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

    The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

    The trustees of the Trust adopted a non-fee distribution plan for the Fund.

    Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

    Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2002, such excess expenses amounted to $25,088. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. For the six months ended June 30, 2002, there was no reimbursement to Management. At June 30, 2002, the Fund has a contingent liability to Management under the agreement of $164,959, not repaid through June 30, 2002.

    Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


    publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

    The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $41.

    Note C--Securities Transactions:

    During the six months ended June 30, 2002, there were purchase and sale transactions (excluding short-term securities) of $1,786,928 and $1,009,848, respectively.

    During the six months ended June 30, 2002, brokerage commissions on securities transactions amounted to $3,972, of which Neuberger received $3,240, and other brokers received $732.

    Note D--Line of Credit:

    At June 30, 2002, the Fund was a holder of a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2002, nor had the Fund utilized this line of credit at any time prior to that date.

    Note E--Unaudited Financial Information:

    The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Financial Highlights   Socially Responsive Portfolio+
-----------------------------------------------------


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.[+/+]

                                                                                                            Period from
                                                    Six Months Ended                                  February 18, 1999[carr]
                                                            June 30,       Year Ended December 31,      to December 31,
                                                    -------------------  ---------------------------  --------------------
                                                                2002          2001            2000                 1999
                                                         (Unaudited)
Net Asset Value, Beginning of Period                        $10.78          $11.17          $11.54              $ 10.00
                                                            ------          ------          ------              -------
Income From Investment Operations
Net Investment Income (Loss)                                  (.00)             --            (.04)                 .03
Net Gains or Losses on Securities (both realized
 and unrealized)                                              (.76)           (.39)           (.17)                1.51
                                                            ------          ------          ------              -------
Total From Investment Operations                              (.76)           (.39)           (.21)                1.54
                                                            ------          ------          ------              -------
Less Distributions
From Net Investment Income                                      --              --            (.03)                  --
From Net Capital Gains                                          --              --            (.13)                  --
                                                            ------          ------          ------              -------
Total Distributions                                             --              --            (.16)                  --
                                                            ------          ------          ------              -------
Net Asset Value, End of Period                              $10.02          $10.78          $11.17              $ 11.54
                                                            -------         ------          ------              -------
Total Return++                                               -7.05%**        -3.58%          -1.61%              +15.40%**


Ratios/Supplemental Data
Net Assets, End of Period (in millions)                     $  4.1          $  3.6          $  2.2              $   1.3
Ratio of Gross Expenses to Average Net Assets#                1.53%*          1.59%           1.68%                1.68%*
Ratio of Net Expenses to Average Net Assets[SS]               1.53%*          1.53%           1.54%                1.53%*
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                  (.08)%*          .04%           (.33)%                .35%*
Portfolio Turnover Rate                                         27%            277%             92%                  72%



See Notes to Financial Highlights      14

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Notes to Financial Highlights   Socially Responsive Portfolio
-------------------------------------------------------------


+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Socially Responsive Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

[SS] After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:


      Six Months                                    Period from February 18, 1999
  Ended June 30,      Year Ended December 31,                     to December 31,
-----------------   ---------------------------   -------------------------------
            2002        2001            2000                                 1999
           2.80%       4.33%           2.40%                                9.04%

[carr] The date investment operations commenced.

[+/+] The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*      Annualized.

**     Not annualized.

Trustees and Officers
---------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex       Other Directorships Held
                             Length of Time                                        Overseen by        Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee                 Trustee
--------------------------------------------------------------------------------------------------------------------------------
John Cannon (72)             Trustee since    Retired. Formerly, Chairman and       29              Independent Trustee or
                             2000             Chief Investment Officer of CDC                       Director of three series of
                                              Capital Management (registered                        Oppenheimer Funds:
                                              investment adviser) (1993-Jan.                        Limited Term New York
                                              1999).                                                Municipal Fund,
                                                                                                    Rochester Fund
                                                                                                    Municipals, and
                                                                                                    Oppenheimer Convertible
                                                                                                    Securities Fund, 1992 to
                                                                                                    present.
--------------------------------------------------------------------------------------------------------------------------------
Faith Colish (66)            Trustee since    Attorney at Law and President,        29
                             1984             Faith Colish, A Professional
                                              Corporation; 1980 to present.
--------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)        Trustee since    Consultant. Retired President and     29
                             1989             Trustee of Teachers Insurance &
                                              Annuity (TIAA) and College
                                              Retirement Equities Fund (CREF).
--------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (64)          Trustee since    Consultant, C. A. Harvey              29
                             1998             Associates, June 2001 to present;
                                              Member, Individual Investors
                                              Advisory Committee to the New York
                                              Stock Exchange Board of Directors,
                                              1998 to present; Secretary, Board
                                              of Associates to The National
                                              Rehabilitation Hospital's Board of
                                              Directors; Director of American
                                              Association of Retired Persons
                                              (AARP), 1978 to December 2000;
                                              Member, American Savings Education
                                              Council's Policy Board (ASEC),
                                              1998-2000; Member, Executive
                                              Committee, Crime Prevention
                                              Coalition of America, 1997-2000.
--------------------------------------------------------------------------------------------------------------------------------

                                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                                                     Portfolios in
                               Position and                                          Fund Complex     Other Directorships Held
                              Length of Time                                          Overseen by     Outside Fund Complex by
Name, Age, and Address (1)      Served (2)         Principal Occupation(s) (3)          Trustee               Trustee
----------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)             Trustee since    Senior Vice President and General       29
                              2000             Counsel of Loews Corporation
                                               (diversified financial corporation).
----------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (74)         Trustee since    Professor of Finance and                29             Director, Delaware Labs,
                              2000             Economics at Stern School of                           1978 to present
                                               Business, New York University.                         (cosmetics).
----------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)         Trustee since    Retired. Formerly, Vice President       29             Director, State Theatre of
                              1999             and Special Counsel to WHX                             New Jersey (not-for-profit
                                               Corporation (holding company);                         theater), 2000 to present;
                                               1993-2001.                                             Formerly, Director of
                                                                                                      Kevlin Corporation
                                                                                                      (manufacturer of microwave
                                                                                                      and other products).
----------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)        Trustee since    Senior Vice President of Burnham        29             Director, 92nd Street Y
                              2000             Securities Inc. (a registered                          (non-profit), 1967 to
                                               broker-dealer) since 1991.                             present; Formerly,
                                                                                                      Director, Cancer
                                                                                                      Treatment Holdings, Inc.
----------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (69)         Trustee since    Retired. Senior Vice President of       29             Director, Pro-Kids Golf
                              2000             Foodmaker, Inc. (operator and                          and Learning Academy,
                                               Franchiser of Restaurants) until                       1998 to present (teach golf
                                               January 1997; Secretary of                             and computer usage to "at
                                               Foodmaker, Inc. until July 1996.                       risk" children); Director of
                                                                                                      Prandium, Inc.,
                                                                                                      March 2001 to present
                                                                                                      (restaurants).
----------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers  cont'd
-----------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                   Portfolios in
                              Position and                                         Fund Complex    Other Directorships Held
                             Length of Time                                         Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)         Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (70)       Trustee since    General Partner of Oxford Partners      29           Formerly, Director of
                             2000             and Oxford Bioscience Partners                       Capital Cash Management
                                              (venture capital partnerships) and                   Trust (money market fund)
                                              President of Oxford Venture                          and Prime Cash Fund.
                                              Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)         Trustee since    General Partner of Seip                 29           Director, H&R Block, Inc.
                             2000             Investments LP (a private                            (financial services company),
                                              investment partnership); President                   May 2001 to present; Director,
                                              and CEO of Westaff, Inc., May 2001                   General Magic (voice
                                              to January 2002 (temporary                           recognition software), November
                                              staffing); Senior Executive at the                   2001 to present; Director,
                                              Charles Schwab Corporation from                      Forward Management, Inc. (asset
                                              1983 to 1999; including Chief                        management), 2001-present; Member
                                              Executive Officer of Charles                         of the Board of Directors of
                                              Schwab Investment Management, Inc.                   E-Finance Corporation (credit
                                              and Trustee of Schwab Family of                      decisioning services), 1999 to
                                              Funds and Schwab Investments from                    present;  Director,
                                              1997 to 1998; Executive Vice                         Save-Daily.com (micro investing
                                              President-Retail Brokerage for                       services), 1999 to present;
                                              Charles Schwab Investment                            Formerly, Director of Offroad
                                              Management from 1994 to 1997.                        Capital Inc. (pre-public internet
                                                                                                   commerce company).
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (54)     Trustee since    Private investor and consultant         29           Director, Providence Washington
                             1999             specializing in the insurance                        (property and casualty insurance
                                              industry; Advisory Director of                       company), December 1998 to
                                              Securitas Capital LLC (a global                      present; Director, Summit Global
                                              private equity investment firm                       Partners (insurance brokerage
                                              dedicated to making investments in                   firm), October 2000 to present.
                                              the insurance sector).
------------------------------------------------------------------------------------------------------------------------------------

                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Number of
                                                                                      Portfolios in
                              Position and                                            Fund Complex      Other Directorships Held
                             Length of Time                                            Overseen by      Outside Fund Complex by
Name, Age, and Address (1)     Served (2)          Principal Occupation(s) (3)           Trustee                Trustee
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (57)          Trustee since    Regional Manager for Atlanta              29
                             1984             Region, Ford Motor Credit Company
                                              since August 1997; prior thereto,
                                              President, Ford Life Insurance
                                              Company, April 1995 until August
                                              1997.
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (49)      President and    Executive Vice President and Chief        29             Executive Vice President,
                             Trustee since    Investment Officer of Neuberger                          Chief Investment Officer and
                             2000             Berman since 1999; Executive Vice                        Director of Neuberger Berman
                                              President and Chief Financial                            Inc. (holding company) since
                                              Officer of NB Management from                            1999; Chairman since May 2000
                                              November 1999 to March 2000; Vice                        and Director of NB Management
                                              President of NB Management from                          since January 1996.
                                              1990 until 1999; Partner or
                                              Principal of Neuberger Berman
                                              from 1993.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (73)      Trustee since    Member, Investment Policy                 29             Director of Legg Mason, Inc.
                             2000             Committee, Edward Jones, 1993-                           (financial services holding
                                              2001; President of the Securities                        company), 1993 to present;
                                              Industry Association ("SIA")                             Director, Boston Financial
                                              (securities industry's                                   Group (real estate and tax
                                              representative in government                             shelters) 1993-1999.
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              from 1974-1992; Adviser to SIA
                                              from November 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers  cont'd
-----------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                   Portfolios in
                               Position and                                        Fund Complex     Other Directorships Held
                              Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)      Served (2)        Principal Occupation(s) (3)         Trustee                Trustee
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)      Chairman of the      Executive Vice President of          29            Executive Vice President
                            Board, Chief         Neuberger Berman since 1999;                       and Director of Neuberger
                            Executive Officer    Principal of Neuberger Berman                      Berman Inc. (holding
                            and Trustee          from 1997 until 1999; Senior Vice                  company) since 1999;
                            since 2000;          President of NB Management from                    President and Director of
                            President from       1996 until 1999; Director of                       NB Management since 1999.
                            1999 to 2000         Institutional Services of NB
                                                 Management from 1988 until 1996.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.


                          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Information about the Officers of the Trust

                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
----------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)        Secretary since 1984               Vice President of Neuberger Berman since
                                                                  2002 and Employee since 1999; Vice President-
                                                                  Mutual Fund Board Relations of NB Management
                                                                  since 2000; Vice President of NB Management
                                                                  from 1986 to 1999; Secretary of two other
                                                                  mutual funds for which NB Management acts as
                                                                  investment manager and administrator.

Robert Conti (45)              Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Senior Vice President of NB Management
                                                                  since 2000; Controller of NB Management until
                                                                  1996; Treasurer of NB Management from 1996
                                                                  until 1999; Vice President of two other
                                                                  mutual funds for which NB Management acts as
                                                                  investment manager and administrator since
                                                                  2000.

Stacy Cooper-Shugrue (39)      Assistant Secretary since 1991     Vice President-Mutual Fund Board Relations
                                                                  of NB Management since February 25, 2002;
                                                                  Employee of Neuberger Berman since 1999;
                                                                  Assistant Vice President of NB Management
                                                                  from 1993 to 1999; Assistant Secretary of two
                                                                  other mutual funds for which NB Management
                                                                  acts as investment manager and administrator.

Barbara Muinos (43)            Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1993 to 1999; Assistant
                                                                  Treasurer of two other mutual funds for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 1996.

Brian J. Gaffney (48)          Vice President since 2000          Managing Director of Neuberger Berman since
                                                                  1999; Senior Vice President of NB Management
                                                                  since 2000; Vice President of NB Management
                                                                  from 1997 until 1999; Vice President of two
                                                                  other mutual funds for which NB Management
                                                                  acts as investment manager and administrator
                                                                  since 2000.

Trustees and Officers  cont'd
-----------------------------

                                             Position and
Name, Age, and Address (1)            Length of Time Served (2)                    Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------
Sheila R. James (37)            Assistant Secretary since June 5, 2002     Employee of Neuberger Berman since 1999;
                                                                           Employee of NB Management from 1991 to 1999;
                                                                           Assistant Secretary of two other mutual funds
                                                                           for which NB Management acts as investment
                                                                           manager and administrator since June 5, 2002.

Richard Russell (55)            Treasurer and Principal Accounting         Vice President of Neuberger Berman since
                                Officer since 1993 and Principal           1999; Vice President of NB Management from
                                Financial Officer since June 2000          1993 until 1999; Treasurer and Principal
                                                                           Financial and Accounting Officer of two other
                                                                           mutual funds for which NB Management acts as
                                                                           investment manager and administrator.

Frederic B. Soule (56)          Vice President since 2000                  Vice President of Neuberger Berman since
                                                                           1999; Vice President of NB Management from
                                                                           1995 until 1999; Vice President of two other
                                                                           funds for which NB Management acts as
                                                                           investment manager and administrator since
                                                                           2000.

Celeste Wischerth (41)          Assistant Treasurer since 1996             Vice President of Neuberger Berman since
                                                                           1999; Assistant Vice President of NB
                                                                           Management from 1994 to 1999; Assistant
                                                                           Treasurer of two other mutual funds for
                                                                           which NB Management acts as investment
                                                                           manager and administrator since 1996.

--------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.